Consolidated Statment of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Revenue (note 8)
Licensing revenue	$ 418	$ 118
Research and development revenue	0	50
Contract services	2	5
Revenue	420	173
Expenses
Research and development (note 12)	33,930	14,534
Corporate, administration and business development (note 12)	12,096	6,970
Amortization of acquired intellectual property and other intangible assets (note 6)	1,434	1,457
Amortization of property and equipment	22	22
Contract services	1	4
Other expense (income) (note 13)	(195)	2,213
Expenses, by nature	47,288	25,200
Net loss before change in estimated fair value of derivative warrant liabilities	(46,868)	(25,027)
Change in estimated fair value of derivative warrant liabilities (note 10)	(23,924)	1,732
Net loss for the year	(70,792)	(23,295)
Net change in fair value of short term investments (note 4)	(78)	0
Net comprehensive loss for the year	$ (70,870)	$ (23,295)
Basic and diluted loss per common share (in dollars per share)	$ (0.92)	$ (0.66)